Expense Example, No Redemption {- Fidelity Advisor® Utilities Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-33 - Fidelity Advisor® Utilities Fund	Sep. 29, 2022 USD ($)
Fidelity Advisor Utilities Fund-Class A
Expense Example, No Redemption:
1 Year	$ 673
3 Years	881
5 Years	1,106
10 Years	1,751
Fidelity Advisor Utilities Fund-Class M
Expense Example, No Redemption:
1 Year	478
3 Years	748
5 Years	1,038
10 Years	1,863
Fidelity Advisor Utilities Fund-Class C
Expense Example, No Redemption:
1 Year	181
3 Years	560
5 Years	964
10 Years	1,894
Fidelity Advisor Utilities Fund - Class I
Expense Example, No Redemption:
1 Year	78
3 Years	243
5 Years	422
10 Years	942
Class Z
Expense Example, No Redemption:
1 Year	64
3 Years	202
5 Years	351
10 Years	$ 786